PIMCO All Asset Portfolio Expense Example - Institutional Class [Member] - PIMCO All Asset Portfolio - Institutional	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 200
Expense Example, with Redemption, 3 Years	639
Expense Example, with Redemption, 5 Years	1,103
Expense Example, with Redemption, 10 Years	$ 2,388